SHARE-BASED COMPENSATION - Summary of Share Options Vested and Expected to Vest (Parenthetical) (Detail) - Share options [Member] - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vested	0
Share options expired	0	6,087	4,989
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vested	935,424
Share options expired	27,129		1,830
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vested	75,211,560
Share options expired	16,902